Offerings	Jan. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Offering Note	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Offering Note	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Warrants(3)	[2]
Offering Note	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Depositary Shares(4)	[3]
Offering Note	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Units(5)	[4]
Offering Note	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Stock Purchase Contracts(6)	[5]
Offering Note	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities.

[1]	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Franklin Resources, Inc. (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offering of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of the fee payment.
[2]	Includes warrants to purchase common stock, preferred stock or debt securities.
[3]	Each depositary share will be issued under a deposit agreement and will represent a fractional share or multiple shares of preferred stock.
[4]	Each unit will represent an interest in two or more securities registered under this Registration Statement, which may or may not be separable from one another.
[5]	Purchase contracts may be issued separately or as purchase units.